Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In 2024, the Compensation Committee approved annual equity awards in March following our annual earnings release and the filing of our annual report on Form 10-K. The Compensation Committee also approved off-cycle retention awards during January to key members of management. We do not currently grant stock options or similar awards. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
In 2024, the Compensation Committee approved annual equity awards in March following our annual earnings release and the filing of our annual report on Form 10-K. The Compensation Committee also approved off-cycle retention awards during January to key members of management. We do not currently grant stock options or similar awards. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not currently grant stock options or similar awards. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false